Intangible Assets, Net	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, net as of September 30, 2024 and 2023 consisted of the following:

	September 30, 2024	September 30, 2023
Purchased software, cost	$990,599	$952,800
Purchased patent, cost	2,221,085	2,080,949
Capitalized software, cost	3,443,164	3,371,856
Total intangible assets, at cost	6,654,848	6,405,605
Less: accumulated amortization	(2,393,586)	(1,427,523)
Intangible assets, net	$4,261,262	$4,978,082

For the year ended September 30, 2024, the Company purchased a patent rights from a third-party supplier of $140,136. For the year ended September 30, 2023, the Company purchased several patent rights from a third-party supplier of $980,949, and developed new capitalized software of $1,574,400. For the years ended September 30, 2024 and 2023, the Company disposed no intangible assets.

Amortization expense for intangible assets were $905,482, $533,328 and $214,703 for the years ended September 30, 2024,2024 and 2023, respectively. For the years ended September 30, 2024 and 2023, the Company recorded no impairment of intangible asset, nor pledged intangible asset to secure bank loans.

Estimated future amortization expense for intangible assets is as follows as of September 30, 2024:

Years ending September 30,	Amortization expense
2025	$929,572
2026	929,572
2027	929,572
2028	929,572
2029	542,974
Total	$4,261,262